Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 362	$ 96	$ 9,519
Prepaid expenses and other current assets	141	193	894
Intangible digital assets		30	48
Total current assets	503	319	10,461
Non-current assets
Right of use asset, operating lease, net of accumulated amortization	69
Property and equipment, net			3,116
Other assets	204	204
Total assets	776	523	13,577
Current liabilities
Accounts payable	281	537	287
Accrued expenses		7	707
Accrued expenses and other payables	14	10
Notes payable, net of discount	668	1,285
Other payables		3	710
Operating lease liability	66
Total current liabilities	1,029	1,832	1,704
Total liabilities	1,029	1,832
Commitments and Contingencies
Stockholders' Deficit
Undesignated preferred stock, $0.001 par value, 8,500,000 shares authorized at March 31, 2019, December 31, 2018 and 2017. No shares issued or outstanding at March 31, 2019, December 31, 2018 and 2017
Common stock, $0.001 par value; 2,500,000,000 shares authorized; 154,340,183, 111,079,683 and 58,963,009 shares issued and outstanding at March 31, 2019, December 31, 2018 and 2017, respectively.	154	111	59
Additional paid-in capital	406,364	403,299	390,736
Subscription receivable	(346)
Accumulated deficit	(406,425)	(404,719)	(378,900)
Total stockholders' deficit	(253)	(1,309)	11,895
Non-controlling interest			(22)
Total (deficit) equity		(1,309)	11,873
Total liabilities, stockholders' (deficit) equity, and non-controlling interest	$ 776	$ 523	$ 13,577